SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 111.6	$ 118.3	$ 118.5
Provisions Charged to Earnings	25.9	28.9	27.8
Write- Offs	(25.0)	(33.5)	(39.0)
Balance at End of Year	108.6	111.6	118.3
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Translation Adjustments	(4.7)	(5.1)	2.5
Reclassifications and Other	$ 0.8	$ 3.0	$ 8.5